PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment
Estimated useful lives of Major Asset Categories

Buildings, plant and equipment	7 – 27 years
Underground mobile equipment	5 - 7 years
Light vehicles and other mobile equipment	2 - 3 years
Furniture, computer and office equipment	2 - 3 years

	Buildings, plant and equipment	Mining property costs subject to depreciation[1,3]	Mining property costs not subject to depreciation[1,2]	Total
At January 1, 2017
Net of accumulated depreciation	$4,556	$7,194	$2,353	$14,103
Additions[4]	158	219	1,966	2,343
Disposals	(72)	(32)	(1,093)	(1,197)
Depreciation	(878)	(819)	—	(1,697)
Impairment reversals	(102)	(359)	715	254
Transfers[5]	551	449	(1,000)	—
At December 31, 2017	$4,213	$6,652	$2,941	$13,806
At December 31, 2017
Cost	$14,209	$21,068	$14,507	$49,784
Accumulated depreciation and impairments	(9,996)	(14,416)	(11,566)	(35,978)
Net carrying amount – December 31, 2017	$4,213	$6,652	$2,941	$13,806

	Buildings, plant and equipment	Mining property costs subject to depreciation[1,3]	Mining property costs not subject to depreciation[1,2]	Total
At January 1, 2016
Cost	$13,782	$19,968	$14,734	$48,484
Accumulated depreciation and impairments	(9,098)	(12,668)	(12,284)	(34,050)
Net carrying amount – January 1, 2016	$4,684	$7,300	$2,450	$14,434
Additions[4]	71	272	933	1,276
Disposals	(80)	—	(37)	(117)
Depreciation	(794)	(995)	—	(1,789)
Impairment charges	217	79	3	299
Transfers[5]	458	538	(996)	—
At December 31, 2016	$4,556	$7,194	$2,353	$14,103
At December 31, 2016
Cost	$14,111	$20,778	$14,634	$49,523
Accumulated depreciation and impairments	(9,555)	(13,584)	(12,281)	(35,420)
Net carrying amount – December 31, 2016	$4,556	$7,194	$2,353	$14,103

[1]	Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.

[2]	Assets not subject to depreciation includes construction-in-progress, projects and acquired mineral resources and exploration potential at operating mine sites and development projects.

[3]
Assets subject to depreciation includes the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.

[4]	Additions include revisions to the capitalized cost of closure and rehabilitation activities.

[5]	Primarily relates to long-lived assets that are transferred to PP&E once they are placed into service.
Mineral Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2017	Carrying amount at Dec. 31, 2016
Construction-in-progress[1]	$640	$466
Acquired mineral resources and exploration potential	24	24
Projects
Pascua-Lama	1,499	1,263
Norte Abierto	612	444
Donlin Gold	166	156
	$2,941	$2,353

[1]	Represents assets under construction at our operating mine sites.